Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	¥ 980,206	¥ 675,169	¥ 756,857
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Note 9)	1,766,325	1,827,998	1,880,293
Impairment loss	19,821	38,739	5,738
Deferred taxes (Note 12)	(102,849)	32,504	3,433
Goodwill and other intangible asset impairments (Note 9)	12,900	3,464	6,187
Losses on disposals of property, plant and equipment	107,474	104,718	98,317
Gains on sales of property, plant and equipment	(20,364)	(34,191)	(33,119)
Gains resulting from the exchange of rights (Note 9)			(59,996)
Equity in (earnings) losses of affiliated companies (Note 7)	(5,772)	(5,889)	50,792
(Increase) decrease in notes and accounts receivable, trade	(72,575)	(126,476)	17,415
(Increase) decrease in inventories (Note 5)	(47,569)	(12,044)	(68,776)
(Increase) decrease in other current assets	(63,107)	(86,809)	(16,658)
Increase (decrease) in accounts payable, trade and accrued payroll	(34,539)	(21,538)	66,032
Increase (decrease) in accrued consumption tax	(64,596)	99,661	(11,621)
Increase (decrease) in advances received	46,191	(32,481)	37,691
Increase (decrease) in accrued taxes on income	124,905	(133,894)	20,909
Increase (decrease) in other current liabilities	8,198	60,141	(20,351)
Increase (decrease) in liability for employees' retirement benefits	49,360	38,753	42,964
Increase (decrease) in other long-term liabilities	(1,965)	2,588	(33,122)
Other	9,801	(38,601)	(15,081)
Net cash provided by operating activities	2,711,845	2,391,812	2,727,904
Cash flows from investing activities:
Payments for property, plant and equipment	(1,265,622)	(1,444,917)	(1,486,651)
Payments for intangibles	(371,924)	(358,209)	(416,583)
Proceeds from sales of property, plant and equipment	83,521	54,424	50,625
Payments for purchases of non-current investments	(56,641)	(31,097)	(50,517)
Proceeds from sales and redemptions of non-current investments	57,173	27,478	15,444
Acquisitions of subsidiaries, net of cash acquired (Note 24)	(120,596)	(42,217)	(211,195)
Payments for purchases of short-term investments	(26,521)	(61,364)	(60,485)
Proceeds from redemptions of short-term investments	23,095	70,644	92,396
Other	(82,263)	(83,321)	(39,840)
Net cash used in investing activities	(1,759,778)	(1,868,579)	(2,106,806)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 10)	398,348	615,353	637,253
Payments for settlement of long-term debt (Note 10)	(449,025)	(496,729)	(735,894)
Proceeds from issuance of short-term debt (Note 10)	4,460,110	5,931,664	4,872,714
Payments for settlement of short-term debt (Note 10)	(4,659,686)	(5,889,243)	(4,713,795)
Dividends paid	(200,182)	(199,770)	(186,174)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 15)	(93,924)	(338,399)	(406,680)
Acquisitions of shares of subsidiaries from noncontrolling interests	(15,718)	(175,088)	(5,834)
Other	(147,498)	(125,796)	(84,030)
Net cash used in financing activities	(707,575)	(678,008)	(622,440)
Effect of exchange rate changes on cash and cash equivalents	(7,419)	19,486	24,372
Net increase (decrease) in cash and cash equivalents	237,073	(135,289)	23,030
Cash and cash equivalents at beginning of year	849,174	984,463	961,433
Increase (decrease) in cash and cash equivalents due to change in fiscal year end of consolidated subsidiaries (Note 2)	2,028
Cash and cash equivalents at end of year (Note 4)	1,088,275	849,174	984,463
Cash paid during the year for:
Interest	41,626	44,795	48,836
Income taxes, net	342,431	543,354	462,349
Noncash investing and financing activities:
Capital lease obligations incurred during the year	11,099	20,987	14,933
Cancellation of treasury stock (Note 15)	¥ 590,687		818,209
Rights to Acquire Building
Noncash investing and financing activities:
Assets acquired through exchange of assets			¥ 62,221
Buildings
Noncash investing and financing activities:
Assets acquired through exchange of assets		¥ 18,719